Derivative financial liability - current (Details 1) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrant one [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning
Lapsed
Granted	6,097,562
Exercised
Number of shares outstanding at end	6,097,562
Warrant two [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning	42,630
Lapsed	(8,594)
Granted		42,630
Exercised	(17,018)
Number of shares outstanding at end	17,018	42,630
Warrant three [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning	24,214
Lapsed	(6,695)
Granted		24,214
Exercised	(8,085)
Number of shares outstanding at end	9,434	24,214
Warrant four [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning	5,265	23,996
Lapsed	(4,753)	(1,602)
Granted			23,996
Exercised		(17,129)
Number of shares outstanding at end	512	5,265	23,996
Warrant five [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning	1,098	1,098
Lapsed
Granted			1,098
Exercised
Number of shares outstanding at end	1,098	1,098	1,098
Warrant seven [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning	2,000	2	2
Lapsed	(2)
Granted
Exercised
Number of shares outstanding at end		2,000	2
Warrant Seven [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning	1	1	1
Lapsed	(1)
Granted
Exercised
Number of shares outstanding at end		1	1
DARA Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning
Lapsed
Granted
Exercised
Number of shares outstanding at end
DARA Options [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning	99	128	138
Lapsed	(99)	(29)	(10)
Granted
Exercised
Number of shares outstanding at end		99	128